________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust



                           Institutional Class Shares



                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2000






                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005



                         CAPITAL MANAGEMENT MID-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about Capital Management Mid-Cap Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

[LETTERHEAD]
                          CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED

                       140 Broadway   New York, N.Y. 10005


INVESTMENT ADVISORS
                                                             TEL: (212) 320-2000
                                                             FAX: (212) 320-2040


                                               January 22, 2001



Dear Fellow Shareholders,

         The year 2000 witnessed a significant change in equity markets worldwide. U.S. companies started the year with strong earnings and favorable outlooks and ended the year with cautionary statements about the future. The markets wavered, and for the first time in many years indices closed the year in negative territory. We are happy to report to you that the Mid-Cap fund returned 12.8% for the twelve-months ending November 30, 2000 and 11.7% for the calendar year.

         2000 was a difficult year for markets in general and technology in particular. Many of the best performing technology sectors of 1999 and early 2000 were significantly damaged through the summer and fall. The Internet, semiconductor and telecom sectors were hurt badly and, as a result, many equipment companies and service companies that relied on those sectors for growth also saw their share prices plunge. Reducing our weighting in technology was instrumental in helping us avoid the problems that sector experienced through the fall and into December. Conversely, energy prices continued to firm all year, with natural gas prices spiking as the weather turned cold. Our over weighted position in energy benefited greatly from the positive fundamentals in this group. Diversification is always important to us and during the year we were positioned defensively in anticipation of Fed tightening.

         The Federal Reserve has recently taken aggressive action by lowering the Federal Funds rate by 50 basis points, clearly signaling an important turning point in policy. But why did the Fed act so decisively in such a swift manner?

         It is interesting to note that just a few months ago the Fed was raising rates to fight inflation and now the conventional wisdom is that the Fed is currently lowering rates to prevent a full blown recession. However, in the past Chairman Greenspan has only initiated such a dramatic rate cut in the face of a significant financial crisis (1987 Stock Market Crash; 1991 Dessert Storm Crisis; 1995 Mexico Bailout; 1998 Pacific-Rim Currency Crisis). In contrast, he has repeatedly been willing to endure the pain associated with a mild recession in order to fight inflation.

         We believe that the Fed is now deeply concerned about the global economic slowdown and the increased probability that the California utility debacle will result in a financial bailout of some sort. The fact that these rate cuts will be stimulative to the U.S. economy is a collateral benefit that consumers and credit markets will eventually enjoy.

         Equity markets will enthusiastically welcome the Fed's rate cut when it becomes clear that a "hard landing" has been avoided. At this time, however, the tech-heavy NASDAQ remains under pressure and large-cap growth stocks continue to be out of favor. Defensive stocks (food, drugs, utilities) and cyclical companies (paper, energy) should enjoy the shift away from growth stocks into "value stocks" until a true revival in overall profit growth becomes evident. Simply stated, we expect the majority of the equity market to be under pressure for the first half of 2001.

         This period of consolidation in the equity markets represents an opportunity for value investors to purchase securities that had previously been considered overpriced.

         Investors appear to be searching for valuation levels that are sustainable. The collapse in technology and the contraction in market multiples for the sector has left a very uneven market, where the well known are still trading at premium valuations. There seems to be great uncertainty regarding the valuation of growth stocks. Our valuation approach remains the same, and we continue to seek those companies we feel are undervalued and underappreciated.

         Mid-cap and small-cap stocks have received more attention lately, and value investing is once again in favor. We continue to believe that attractive opportunities exist in these areas and within our discipline.

         We would like to thank you for your investment in the Capital Management Mid-Cap fund and look forward to serving you in the upcoming year.




                                             /s/ Joseph A. Zock
                                            ____________________
                                            Joseph A. Zock
                                            President
                                            January 22, 2001

                         CAPITAL MANAGEMENT MID-CAP FUND
                              INSTITUTIONAL SHARES

                    Performance Update - $250,000 Investment

        For the period from January 27, 1995 (Commencement of Operations)
                              to November 30, 2000


[LINE GRAPH HERE]:

--------------------------------------------------------------------------------
                   Capital Management
                      Mid-Cap Fund               S&P 400            Russell 2500
                  Institutional Shares        Mid-Cap Index            Index
--------------------------------------------------------------------------------
   01/27/95            $250,000                 $250,000              $250,000
   05/31/95             280,704                  278,878               279,504
   11/30/95             307,511                  323,827               324,294
   05/31/96             338,926                  357,925               375,203
   11/30/96             367,685                  384,443               387,294
   05/31/97             414,220                  423,012               419,630
   11/30/97             492,411                  489,952               479,159
   05/31/98             511,976                  549,380               515,243
   11/30/98             438,528                  540,789               462,105
   05/31/99             509,967                  614,836               516,569
   11/30/99             519,246                  656,353               548,886
   05/31/00             624,260                  746,772               603,447
   11/30/00             586,193                  759,014               584,093


This graph depicts the performance of the Capital Management Mid-Cap Fund Institutional Shares versus the Russell 2500 Index and the S&P 400 Mid-Cap Index. It is important to note that the Capital Management Mid-Cap Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                           Average Annual Total Return

          --------------- --------------- ----------------------------
                                               Since Commencement
             One Year        Five Years      Of Operations (1/27/95)
          --------------- --------------- ----------------------------
              12.89 %          13.76 %               15.69 %
          --------------- --------------- ----------------------------


>>   The graph  assumes an initial  $250,000  investment  at  January  27,  1995
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At November 30, 2000, the value of the Capital Management Mid-Cap Fund Institutional Shares would have increased to $586,193 - a cumulative total investment return of 134.48% since January 27, 1995.

>> At November 30, 2000, the value of a similar investment in the Russell 2500 Index would have increased to $584,093 - a cumulative total investment return of 133.64% since January 27, 1995; while the value of a similar investment in the S&P 400 Mid-Cap Index would have grown to $759,014 - a cumulative total investment return of 203.61% since January 27, 1995.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 82.56%

      Computer Software & Services - 1.16%
        (a)Silicon Storage Technology, Inc. ........................................                   8,000              $   96,000
                                                                                                                          ----------

      Cosmetics & Personal Care - 2.69%
           The Dial Corporation ....................................................                  19,000                 223,250
                                                                                                                          ----------

      Electrical Equipment - 2.55%
           TXU Corp. ...............................................................                   5,300                 211,669
                                                                                                                          ----------

      Electronics - 2.49%
        (a)KLA-Tencor Corporation ..................................................                   7,500                 206,250
                                                                                                                          ----------

      Financial - Banks, Commercial - 9.82%
           Compass Bancshares, Inc. ................................................                  11,000                 217,250
           Summit Bancorp ..........................................................                   8,000                 296,500
           Zions Bancorporation ....................................................                   5,500                 300,437
                                                                                                                          ----------
                                                                                                                             814,187
                                                                                                                          ----------
      Food - Processing - 6.08%
           Flowers Industries, Inc. ................................................                  15,000                 243,750
           McCormick & Company, Incorporated .......................................                   7,000                 260,312
                                                                                                                          ----------
                                                                                                                             504,062
                                                                                                                          ----------
      Forest Products & Paper - 4.14%
           Bowater Incorporated ....................................................                   3,500                 186,375
           Weyerhaeuser Company ....................................................                   3,600                 157,050
                                                                                                                          ----------
                                                                                                                             343,425
                                                                                                                          ----------
      Iron & Steel - 1.37%
           Texas Industries, Inc. ..................................................                   5,100                 113,475
                                                                                                                          ----------

      Machine - Construction & Mining - 1.80%
        (a)Weatherford International, Inc. .........................................                   4,500                 149,344
                                                                                                                          ----------

      Machine - Diversified - 4.19%
           Deere & Company .........................................................                   4,200                 170,363
           Helix Technology Corporation ............................................                   7,500                 176,719
                                                                                                                          ----------
                                                                                                                             347,082
                                                                                                                          ----------
      Medical - Biotechnology - 1.18%
        (a)Chiron Corporation ......................................................                   2,400                  98,100
                                                                                                                          ----------

      Medical Supplies - 5.03%
           C. R. Bard, Inc. ........................................................                   4,900                 241,325
        (a)Genzyme Corporation .....................................................                   2,000                 175,625
                                                                                                                          ----------
                                                                                                                             416,950
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Oil & Gas - Domestic - 2.32%
           El Paso Energy Corporation ..............................................                   3,200              $  192,200
                                                                                                                          ----------

      Oil & Gas - Equipment & Services - 6.55%
           Cooper Cameron Corporation ..............................................                   2,200                 119,350
        (a)ENSCO International Incorporated ........................................                   4,400                 106,425
        (a)Nabors Industries, Inc. .................................................                   3,800                 166,972
           Tidewater, Inc. .........................................................                   3,700                 149,850
                                                                                                                          ----------
                                                                                                                             542,597
                                                                                                                          ----------
      Oil & Gas - Exploration - 2.38%
           Apache Corporation ......................................................                   3,800                 196,888
                                                                                                                          ----------

      Oil & Gas - International - 2.68%
           Unocal Corporation ......................................................                   6,500                 221,812
                                                                                                                          ----------

      Pharmaceuticals - 0.89%
           IVAX Corporation ........................................................                   1,800                  73,926
                                                                                                                          ----------

      Restaurants & Food Service - 5.47%
        (a)Brinker International, Inc. .............................................                   6,000                 244,875
        (a)Outback Steakhouse, Inc. ................................................                   7,700                 208,862
                                                                                                                          ----------
                                                                                                                             453,737
                                                                                                                          ----------
      Retail - Apparel - 2.88%
        (a)Tommy Hilfiger Corporation ..............................................                  20,000                 238,750
                                                                                                                          ----------

      Retail - Grocery - 2.93%
           Albertson's, Inc. .......................................................                   9,500                 242,844
                                                                                                                          ----------

      Retail - Specialty Line - 2.60%
           Harcourt General, Inc. ..................................................                   3,900                 215,163
                                                                                                                          ----------

      Transportation - Air - 3.18%
           Southwest Airlines Co. ..................................................                   8,350                 263,547
                                                                                                                          ----------

      Utilities - Electric - 8.18%
           Constellation Energy Group ..............................................                   3,150                 127,969
           PG&E Corporation ........................................................                   8,700                 238,706
           Sempra Energy ...........................................................                  12,774                 311,366
                                                                                                                          ----------
                                                                                                                             678,041
                                                                                                                          ----------

           Total Common Stocks (Cost $6,028,608) ...........................................................               6,843,299
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 9.24%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ......................................           382,885              $  382,885
      Evergreen Money Market Treasury Institutional Treasury
           Money Market Fund Institutional Service Shares ................................           382,885                 382,885
                                                                                                                          ----------

           Total Investment Companies (Cost $765,770) ......................................................                 765,770
                                                                                                                          ----------


Total Value of Investments (Cost $6,794,378 (b)) .........................................             91.80 %            $7,609,069
Other Assets Less Liabilities ............................................................              8.20 %               679,333
                                                                                                      ------              ----------
      Net Assets .........................................................................            100.00 %            $8,288,402
                                                                                                      ======              ==========




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation .........................................................................             $1,205,578
           Unrealized depreciation .........................................................................               (390,887)
                                                                                                                         ----------

                       Net unrealized appreciation .........................................................             $  814,691
                                                                                                                         ==========




















See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2000


ASSETS
      Investments, at value (cost $6,794,378) ............................................................                $7,609,069
      Cash ...............................................................................................                   699,119
      Income receivable ..................................................................................                    10,941
                                                                                                                          ----------

           Total assets ..................................................................................                 8,319,129
                                                                                                                          ----------

LIABILITIES
      Accrued expenses ...................................................................................                    30,727
                                                                                                                          ----------

NET ASSETS ...............................................................................................                $8,288,402
                                                                                                                          ==========

NET ASSETS CONSIST OF
      Paid-in capital ....................................................................................                $6,449,226
      Undistributed net investment income ................................................................                    19,394
      Undistributed net realized gain on investments .....................................................                 1,005,091
      Net unrealized appreciation on investments .........................................................                   814,691
                                                                                                                          ----------
                                                                                                                          $8,288,402
                                                                                                                          ==========

INSTITUTIONAL CLASS SHARES
      Net asset value, offering and redemption price per share
           ($7,501,967 / 427,462 shares outstanding) .....................................................                $    17.55
                                                                                                                          ==========

INVESTOR CLASS SHARES
      Net asset value, offering and redemption price per share
           ($786,435 / 46,145 shares outstanding) ........................................................                $    17.04
                                                                                                                          ==========
      Maximum offering price per share (100 / 97% of $17.04) .............................................                $    17.57
                                                                                                                          ==========















See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2000


NET INVESTMENT INCOME

      Income
           Dividends ......................................................................................             $   156,809
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ..............................................................                  22,240
           Fund administration fees (note 2) ..............................................................                   9,599
           Distribution and service fees - Investor Class Shares (note 3) .................................                   6,818
           Custody fees ...................................................................................                   3,700
           Registration and filing administration fees ....................................................                   5,861
           Fund accounting fees (note 2) ..................................................................                  36,000
           Audit fees .....................................................................................                  12,118
           Legal fees .....................................................................................                  12,107
           Securities pricing fees ........................................................................                   2,822
           Shareholder recordkeeping fees .................................................................                   9,000
           Other accounting fees (note 2) .................................................................                   2,400
           Shareholder servicing expenses .................................................................                   5,000
           Registration and filing expenses ...............................................................                   3,112
           Printing expenses ..............................................................................                   7,000
           Trustee fees and meeting expenses ..............................................................                   8,191
           Other operating expenses .......................................................................                   4,511
                                                                                                                        -----------

                Total expenses ............................................................................                 150,479
                                                                                                                        -----------

                Less:
                    Expense reimbursements (note 2) .......................................................                  (6,228)
                    Investment advisory fees waived (note 2) ..............................................                 (22,124)
                                                                                                                        -----------

                Net expenses ..............................................................................                 122,127
                                                                                                                        -----------

                    Net investment income .................................................................                  34,682
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ......................................................               1,005,091
      Decrease in unrealized appreciation on investments ..................................................                (183,661)
                                                                                                                        -----------

           Net realized and unrealized gain on investments ................................................                 821,430
                                                                                                                        -----------

                Net increase in net assets resulting from operations ......................................             $   856,112
                                                                                                                        ===========






See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended          Year ended
                                                                                                    November 30,        November 30,
                                                                                                        2000                1999
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment income .........................................................            $   34,682          $    5,857
          Net realized gain from investment transactions ................................             1,005,091             603,046
          (Decrease) increase in unrealized appreciation on investments .................              (183,661)            500,396
                                                                                                     ----------          ----------
              Net increase in net assets resulting from operations ......................               856,112           1,109,299
                                                                                                     ----------          ----------

     Distributions to shareholders from
          Net investment income - Institutional Class Shares ............................               (18,846)             (8,499)
          Net investment income - Investor Class Shares .................................                   (60)                  0
          Net realized gain from investment transactions - Institutional Class Shares ...              (433,714)                  0
          Net realized gain from investment transactions - Investor Class Shares ........               (77,460)                  0
                                                                                                     ----------          ----------
              Decrease in net assets resulting from distributions .......................              (530,080)             (8,499)
                                                                                                     ----------          ----------

     Capital share transactions
          Increase (decrease) in net assets resulting from capital share transactions (a)             1,134,231            (969,079)
                                                                                                     ----------          ----------

                      Total increase in net assets ......................................             1,460,263             131,721

NET ASSETS
     Beginning of year ..................................................................             6,828,139           6,696,418
                                                                                                     ----------          ----------

     End of year (including undistributed net investment income of $15,776 in 2000) .....            $8,288,402          $6,828,139
                                                                                                     ==========          ==========

(a) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                       Year ended                             Year ended
                                                                    November 30, 2000                      November 30, 1999
                                                               Shares              Value               Shares              Value
---------------------------------------------------------    -----------------------------------------------------------------------
               Institutional Class Shares
---------------------------------------------------------
Shares sold ..........................................           66,083          $1,167,659              68,421          $1,118,601
Shares issued for reinvestment of distributions ......           27,330             452,560                 529               8,501
Shares redeemed ......................................          (10,995)           (190,766)            (70,880)         (1,111,573)
                                                             ----------          ----------          ----------          ----------
     Net increase (decrease) .........................           82,418          $1,429,453              (1,930)         $   15,529
                                                             ==========          ==========          ==========          ==========
---------------------------------------------------------
                 Investor Class Shares
---------------------------------------------------------
Shares sold ..........................................            1,262          $   22,595               2,985          $   45,557
Shares issued for reinvestment of distributions ......            4,817              77,520                   0                   0
Shares redeemed ......................................          (22,796)           (395,337)            (66,673)         (1,030,165)
                                                             ----------          ----------          ----------          ----------
     Net decrease ....................................          (16,717)         $ (295,222)            (63,688)         $ (984,608)
                                                             ==========          ==========          ==========          ==========
---------------------------------------------------------
                     Fund Summary
---------------------------------------------------------
Shares sold ..........................................           67,345          $1,190,254              71,406          $1,164,158
Shares issued for reinvestment of distributions ......           32,147             530,080                 529               8,501
Shares redeemed ......................................          (33,791)           (586,103)           (137,553)         (2,141,738)
                                                             ----------          ----------          ----------          ----------
     Net increase (decrease) .........................           65,701          $1,134,231             (65,618)         $ (969,079)
                                                             ==========          ==========          ==========          ==========



See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                     Institutional Class Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                             Year ended    Year ended     Year ended     Year ended     Year ended
                                                            November 30,  November 30,   November 30,   November 30,   November 30,
                                                                2000          1999           1998           1997           1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .......................  $    16.80     $    14.21     $    18.20     $    13.99     $    12.16

      Income (loss) from investment operations
           Net investment income .........................        0.09           0.03           0.03           0.01           0.23
           Net realized and unrealized gain (loss)
               on investments ............................        1.99           2.58          (1.70)          4.60           2.08
                                                            ----------     ----------     ----------     ----------     ----------
               Total from investment operations ..........        2.08           2.61          (1.67)          4.61           2.31
                                                            ----------     ----------     ----------     ----------     ----------

      Distributions to shareholders from
           Net investment income .........................       (0.05)         (0.02)          0.00          (0.04)         (0.26)
           Distributions in excess of net investment income       0.00           0.00           0.00          (0.02)          0.00
           Net realized gain from investment transactions        (1.28)          0.00          (2.32)         (0.34)         (0.22)
                                                            ----------     ----------     ----------     ----------     ----------
               Total distributions .......................       (1.33)         (0.02)         (2.32)         (0.40)         (0.48)
                                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of year .............................  $    17.55     $    16.80     $    14.21     $    18.20     $    13.99
                                                            ==========     ==========     ==========     ==========     ==========

Total return .............................................       12.89 %        18.41 %       (10.94)%        33.92 %        19.57 %
                                                            ==========     ==========     ==========     ==========     ==========
Ratios/supplemental data
      Net assets, end of year ............................  $7,501,967     $5,796,478     $4,929,525     $5,311,416     $3,502,215
                                                            ==========     ==========     ==========     ==========     ==========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          1.87 %         2.81 %         2.60 %         2.92 %         3.70 %
           After expense reimbursements and waived fees           1.50 %         1.50 %         1.50 %         1.50 %         0.00 %

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees          0.17 %        (1.07)%        (0.93)%        (1.34)%        (1.77)%
           After expense reimbursements and waived fees           0.54 %         0.24 %         0.17 %         0.08 %         1.94 %

      Portfolio turnover rate ............................      105.27 %       114.00 %        89.04 %        66.30 %        82.30 %




See accompanying notes to financial statements                                                                           (Continued)


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        Investor Class Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                             Year ended    Year ended     Year ended     Year ended     Year ended
                                                            November 30,  November 30,   November 30,   November 30,   November 30,
                                                                2000          1999           1998           1997           1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .......................  $    16.41     $    13.96     $    18.04     $    13.96     $    12.09

      Income (loss) from investment operations
           Net investment (loss) income ..................       (0.04)         (0.11)         (0.09)         (0.05)          0.24
           Net realized and unrealized gain (loss)
               on investments ............................        1.95           2.56          (1.67)          4.53           2.06
                                                            ----------     ----------     ----------     ----------     ----------
               Total from investment operations ..........        1.91           2.45          (1.76)          4.48           2.30
                                                            ----------     ----------     ----------     ----------     ----------

      Distributions to shareholders from
           Net investment income .........................       (0.00)          0.00           0.00          (0.03)         (0.21)
           Distributions in excess of net investment income       0.00           0.00           0.00          (0.03)          0.00
           Net realized gain from investment transactions        (1.28)          0.00          (2.32)         (0.34)         (0.22)
                                                            ----------     ----------     ----------     ----------     ----------
               Total distributions .......................       (1.28)          0.00          (2.32)         (0.40)         (0.43)
                                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of year .............................  $    17.04     $    16.41     $    13.96     $    18.04     $    13.96
                                                            ==========     ==========     ==========     ==========     ==========

Total return (a) .........................................       12.17 %        17.55 %       (11.67)%        33.11 %        19.61 %
                                                            ==========     ==========     ==========     ==========     ==========
Ratios/supplemental data
      Net assets, end of year ............................  $  786,435     $1,031,661     $1,766,893     $1,873,942     $  746,136
                                                            ==========     ==========     ==========     ==========     ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          2.63 %         3.56 %         3.35 %         3.71 %         4.45 %
           After expense reimbursements and waived fees           2.25 %         2.25 %         2.25 %         2.25 %         0.00 %

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees         (0.57)%        (1.82)%        (1.67)%        (2.10)%        (2.50)%
           After expense reimbursements and waived fees          (0.19)%        (0.51)%        (0.57)%        (0.63)%         1.95 %

      Portfolio turnover rate ............................      105.27 %       114.00 %        89.04 %        66.30 %        82.30 %


(a)   Total return does not reflect payment of a sales charge.


See accompanying notes to financial statements


                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Mid-Cap Fund (the "Fund"), formerly known as the Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 27, 1995. The investment objective of the fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Class Shares and Investor Class Shares. Only Institutional Class Shares were offered by the Fund prior to April 7, 1995.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. FederalIncome Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

                  A reclassification adjustment of $3,618 has been made on the statement of assets and liabilities to increase undistributed net investment income and decrease undistributed net realized gain on investments.

                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         As a result of an inadvertent failure of the Board to renew the investment advisory agreement between the Trust and Capital Management Associates, Inc. (the "Advisor"), under which the Advisor provided advisory services to the Fund, the previous Investment Advisory Agreement lapsed on November 10, 1999. However, the Advisor continued, without compensation, to provide the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnished advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. On August 17, 2000 shareholders of the Fund voted on a new Investment Advisory Agreement that has been approved by the Board. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of all assets over the next $150 million, 0.85% of all assets over the next $250 million, and 0.80% of all assets over $500 million. The Advisor did not receive any advisory fees for the period from December 1, 1999 to August 16, 2000.

         The Advisor has contractually agreed to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares. The Advisor has reimbursed $6,228 of the operating expenses incurred by the Fund for the year ended November 30, 2000. The Advisor has voluntarily waived a portion of its fee amounting to $22,124 ($0.05 per share) for the year ended November 30, 2000.

         The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million as well as a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000



         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended November 30, 2000, the Distributor retained sales charges in the amount of $47.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         As a result of an inadvertent failure of the Board to renew the 12b-1 Plan under which the Fund used a portion of its assets to pay for, among other things, the promotion and distribution of the Investor Class Shares, the previous 12b-1 Plan lapsed on November 10, 1999. Accordingly, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), shareholders of Investor Class Shares are required to vote on the proposed 12b-1 Plan. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         On August 17, 2000 the Investor Class shareholders approved a proposed plan which provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees to any person who sells Investor Class Shares may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets.

         The agreement allows that the Fund will reimburse or pay the Distributor for fees which have accumulated since the lapse of the original agreement to the date the new agreement was approved. For the year ending November 30, 2000, these accumulated fees are $5,073.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $7,442,381 and $7,308,349, respectively, for the year ended November 30, 2000.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term and short-term capital gain to its shareholders. Of the total $1.28 per share distribution for the year ended November 30, 2000, $0.07 represents long-term capital gain and the remaining $1.21 represents the short-term capital gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

Deloitte & Touche LLP
Princeton Forrestal Village
116-300 Village Boulevard
Princeton, New Jersey 08540

www.us.deloitte.com

                                                                    Deloitte
                                                                    & Touche

INDEPENDENT AUDITORS' REPORT



To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Mid-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Mid-Cap Fund (the "Fund") (a portfolio of Capital Management
Investment Trust), including the portfolio of investments, as of November 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Mid-Cap Fund as of November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche

January 2, 2001


--------
Deloitte
Touche
Tohmatsu
--------

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust



                              Investor Class Shares



                                  Annual Report


                      FOR THE YEAR ENDED NOVEMBER 30, 2000






                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005



                         CAPITAL MANAGEMENT MID-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about Capital Management Mid-Cap Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

[LETTERHEAD]
                          CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED

                       140 Broadway   New York, N.Y. 10005


INVESTMENT ADVISORS
                                                             TEL: (212) 320-2000
                                                             FAX: (212) 320-2040


                                               January 22, 2001



Dear Fellow Shareholders,

         The year 2000 witnessed a significant change in equity markets worldwide. U.S. companies started the year with strong earnings and favorable outlooks and ended the year with cautionary statements about the future. The markets wavered, and for the first time in many years indices closed the year in negative territory. We are happy to report to you that the Mid-Cap fund returned 12.1% for the twelve months ending November 30, 2000 and 10.9% for the calendar year.

         2000 was a difficult year for markets in general and technology in particular. Many of the best performing technology sectors of 1999 and early 2000 were significantly damaged through the summer and fall. The Internet, semiconductor and telecom sectors were hurt badly and, as a result, many equipment companies and service companies that relied on those sectors for growth also saw their share prices plunge. Reducing our weighting in technology was instrumental in helping us avoid the problems that sector experienced through the fall and into December. Conversely, energy prices continued to firm all year, with natural gas prices spiking as the weather turned cold. Our over weighted position in energy benefited greatly from the positive fundamentals in this group. Diversification is always important to us and during the year we were positioned defensively in anticipation of Fed tightening.

         The Federal Reserve has recently taken aggressive action by lowering the Federal Funds rate by 50 basis points, clearly signaling an important turning point in policy. But why did the Fed act so decisively in such a swift manner?

         It is interesting to note that just a few months ago the Fed was raising rates to fight inflation and now the conventional wisdom is that the Fed is currently lowering rates to prevent a full blown recession. However, in the past Chairman Greenspan has only initiated such a dramatic rate cut in the face of a significant financial crisis (1987 Stock Market Crash; 1991 Dessert Storm Crisis; 1995 Mexico Bailout; 1998 Pacific-Rim Currency Crisis). In contrast, he has repeatedly been willing to endure the pain associated with a mild recession in order to fight inflation.

         We believe that the Fed is now deeply concerned about the global economic slowdown and the increased probability that the California utility debacle will result in a financial bailout of some sort. The fact that these rate cuts will be stimulative to the U.S. economy is a collateral benefit that consumers and credit markets will eventually enjoy.

         Equity markets will enthusiastically welcome the Fed's rate cut when it becomes clear that a "hard landing" has been avoided. At this time, however, the tech-heavy NASDAQ remains under pressure and large-cap growth stocks continue to be out of favor. Defensive stocks (food, drugs, utilities) and cyclical companies (paper, energy) should enjoy the shift away from growth stocks into "value stocks" until a true revival in overall profit growth becomes evident. Simply stated, we expect the majority of the equity market to be under pressure for the first half of 2001.

         This period of consolidation in the equity markets represents an opportunity for value investors to purchase securities that had previously been considered overpriced.

         Investors appear to be searching for valuation levels that are sustainable. The collapse in technology and the contraction in market multiples for the sector has left a very uneven market, where the well known are still trading at premium valuations. There seems to be great uncertainty regarding the valuation of growth stocks. Our valuation approach remains the same, and we continue to seek those companies we feel are undervalued and underappreciated.

         Mid-cap and small-cap stocks have received more attention lately, and value investing is once again in favor. We continue to believe that attractive opportunities exist in these areas and within our discipline.

         We would like to thank you for your investment in the Capital Management Mid-Cap fund and look forward to serving you in the upcoming year.




                                             /s/ Joseph A. Zock
                                            ____________________
                                            Joseph A. Zock
                                            President
                                            January 22, 2001

                         CAPITAL MANAGEMENT MID-CAP FUND
                                 INVESTOR SHARES

                     Performance Update - $10,000 Investment

         For the period from April 7, 1995 (Commencement of Operations)
                              to November 30, 2000


[LINE GRAPH HERE]:

--------------------------------------------------------------------------------
               Capital Management
                  Mid-Cap Fund             S&P 400            Russell 2500
                 Investor Shares         Mid-Cap Index           Index
--------------------------------------------------------------------------------
  04/07/95          $ 9,700                $10,000              $10,000
  05/31/95            9,825                 10,433               10,350
  11/30/95           10,693                 12,115               12,009
  05/31/96           11,750                 13,391               13,894
  11/30/96           12,790                 14,383               14,342
  05/31/97           14,393                 15,826               15,540
  11/30/97           17,025                 18,330               17,744
  05/31/98           17,634                 20,553               19,080
  11/30/98           15,038                 20,232               17,112
  05/31/99           17,429                 23,002               19,129
  11/30/99           17,677                 24,555               20,326
  05/31/00           21,190                 27,938               22,347
  11/30/00           19,829                 28,396               21,630


This graph depicts the performance of the Capital Management Mid-Cap Fund Investor Shares versus the Russell 2500 Index and the S&P 400 Mid-Cap Index. It is important to note that the Capital Management Mid-Cap Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                           Average Annual Total Return

------------------------- ---------- -------------- ----------------------------
                                                         Since Commencement
                           One Year    Five Years      Of Operations (4/7/95)
------------------------- ---------- -------------- ----------------------------
     No Sales Load         12.17 %       13.13 %               13.48 %
------------------------- ---------- -------------- ----------------------------
3.00% Maximum Sales Load    8.81 %       12.44 %               12.87 %
------------------------- ---------- -------------- ----------------------------


>> The graph assumes an initial $10,000 investment ($9,700 after maximum sales load of 3.00%) at April 7, 1995 (commencement of operations). All dividends and distributions are reinvested.

>>   At November  30,  2000,  the value of the Capital  Management  Mid-Cap Fund
     Investor Shares would have increased to $19,829 - a cumulative total investment return of 98.29% since April 7, 1995. Without the deduction of the 3.00% maximum sales load, the value of the Capital Management Mid-Cap Fund Investor Shares would have increased to $20,442 - a cumulative total investment return of 104.42% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

>> At November 30, 2000, the value of a similar investment in the Russell 2500 Index would have increased to $21,630 - a cumulative total investment return of 116.30% since April 7, 1995; while the value of a similar investment in the S&P 400 Mid-Cap Index would have grown to $28,396 - a cumulative total investment return of 183.96% since April 7, 1995.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 82.56%

      Computer Software & Services - 1.16%
        (a)Silicon Storage Technology, Inc. ........................................                   8,000              $   96,000
                                                                                                                          ----------

      Cosmetics & Personal Care - 2.69%
           The Dial Corporation ....................................................                  19,000                 223,250
                                                                                                                          ----------

      Electrical Equipment - 2.55%
           TXU Corp. ...............................................................                   5,300                 211,669
                                                                                                                          ----------

      Electronics - 2.49%
        (a)KLA-Tencor Corporation ..................................................                   7,500                 206,250
                                                                                                                          ----------

      Financial - Banks, Commercial - 9.82%
           Compass Bancshares, Inc. ................................................                  11,000                 217,250
           Summit Bancorp ..........................................................                   8,000                 296,500
           Zions Bancorporation ....................................................                   5,500                 300,437
                                                                                                                          ----------
                                                                                                                             814,187
                                                                                                                          ----------
      Food - Processing - 6.08%
           Flowers Industries, Inc. ................................................                  15,000                 243,750
           McCormick & Company, Incorporated .......................................                   7,000                 260,312
                                                                                                                          ----------
                                                                                                                             504,062
                                                                                                                          ----------
      Forest Products & Paper - 4.14%
           Bowater Incorporated ....................................................                   3,500                 186,375
           Weyerhaeuser Company ....................................................                   3,600                 157,050
                                                                                                                          ----------
                                                                                                                             343,425
                                                                                                                          ----------
      Iron & Steel - 1.37%
           Texas Industries, Inc. ..................................................                   5,100                 113,475
                                                                                                                          ----------

      Machine - Construction & Mining - 1.80%
        (a)Weatherford International, Inc. .........................................                   4,500                 149,344
                                                                                                                          ----------

      Machine - Diversified - 4.19%
           Deere & Company .........................................................                   4,200                 170,363
           Helix Technology Corporation ............................................                   7,500                 176,719
                                                                                                                          ----------
                                                                                                                             347,082
                                                                                                                          ----------
      Medical - Biotechnology - 1.18%
        (a)Chiron Corporation ......................................................                   2,400                  98,100
                                                                                                                          ----------

      Medical Supplies - 5.03%
           C. R. Bard, Inc. ........................................................                   4,900                 241,325
        (a)Genzyme Corporation .....................................................                   2,000                 175,625
                                                                                                                          ----------
                                                                                                                             416,950
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Oil & Gas - Domestic - 2.32%
           El Paso Energy Corporation ..............................................                   3,200              $  192,200
                                                                                                                          ----------

      Oil & Gas - Equipment & Services - 6.55%
           Cooper Cameron Corporation ..............................................                   2,200                 119,350
        (a)ENSCO International Incorporated ........................................                   4,400                 106,425
        (a)Nabors Industries, Inc. .................................................                   3,800                 166,972
           Tidewater, Inc. .........................................................                   3,700                 149,850
                                                                                                                          ----------
                                                                                                                             542,597
                                                                                                                          ----------
      Oil & Gas - Exploration - 2.38%
           Apache Corporation ......................................................                   3,800                 196,888
                                                                                                                          ----------

      Oil & Gas - International - 2.68%
           Unocal Corporation ......................................................                   6,500                 221,812
                                                                                                                          ----------

      Pharmaceuticals - 0.89%
           IVAX Corporation ........................................................                   1,800                  73,926
                                                                                                                          ----------

      Restaurants & Food Service - 5.47%
        (a)Brinker International, Inc. .............................................                   6,000                 244,875
        (a)Outback Steakhouse, Inc. ................................................                   7,700                 208,862
                                                                                                                          ----------
                                                                                                                             453,737
                                                                                                                          ----------
      Retail - Apparel - 2.88%
        (a)Tommy Hilfiger Corporation ..............................................                  20,000                 238,750
                                                                                                                          ----------

      Retail - Grocery - 2.93%
           Albertson's, Inc. .......................................................                   9,500                 242,844
                                                                                                                          ----------

      Retail - Specialty Line - 2.60%
           Harcourt General, Inc. ..................................................                   3,900                 215,163
                                                                                                                          ----------

      Transportation - Air - 3.18%
           Southwest Airlines Co. ..................................................                   8,350                 263,547
                                                                                                                          ----------

      Utilities - Electric - 8.18%
           Constellation Energy Group ..............................................                   3,150                 127,969
           PG&E Corporation ........................................................                   8,700                 238,706
           Sempra Energy ...........................................................                  12,774                 311,366
                                                                                                                          ----------
                                                                                                                             678,041
                                                                                                                          ----------

           Total Common Stocks (Cost $6,028,608) ...........................................................               6,843,299
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 9.24%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ......................................           382,885              $  382,885
      Evergreen Money Market Treasury Institutional Treasury
           Money Market Fund Institutional Service Shares ................................           382,885                 382,885
                                                                                                                          ----------

           Total Investment Companies (Cost $765,770) ......................................................                 765,770
                                                                                                                          ----------


Total Value of Investments (Cost $6,794,378 (b)) .........................................             91.80 %            $7,609,069
Other Assets Less Liabilities ............................................................              8.20 %               679,333
                                                                                                      ------              ----------
      Net Assets .........................................................................            100.00 %            $8,288,402
                                                                                                      ======              ==========




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation .........................................................................             $1,205,578
           Unrealized depreciation .........................................................................               (390,887)
                                                                                                                         ----------

                       Net unrealized appreciation .........................................................             $  814,691
                                                                                                                         ==========




















See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         November 30, 2000


ASSETS
      Investments, at value (cost $6,794,378) ............................................................                $7,609,069
      Cash ...............................................................................................                   699,119
      Income receivable ..................................................................................                    10,941
                                                                                                                          ----------

           Total assets ..................................................................................                 8,319,129
                                                                                                                          ----------

LIABILITIES
      Accrued expenses ...................................................................................                    30,727
                                                                                                                          ----------

NET ASSETS ...............................................................................................                $8,288,402
                                                                                                                          ==========

NET ASSETS CONSIST OF
      Paid-in capital ....................................................................................                $6,449,226
      Undistributed net investment income ................................................................                    19,394
      Undistributed net realized gain on investments .....................................................                 1,005,091
      Net unrealized appreciation on investments .........................................................                   814,691
                                                                                                                          ----------
                                                                                                                          $8,288,402
                                                                                                                          ==========

INSTITUTIONAL CLASS SHARES
      Net asset value, offering and redemption price per share
           ($7,501,967 / 427,462 shares outstanding) .....................................................                $    17.55
                                                                                                                          ==========

INVESTOR CLASS SHARES
      Net asset value, offering and redemption price per share
           ($786,435 / 46,145 shares outstanding) ........................................................                $    17.04
                                                                                                                          ==========
      Maximum offering price per share (100 / 97% of $17.04) .............................................                $    17.57
                                                                                                                          ==========















See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2000


NET INVESTMENT INCOME

      Income
           Dividends ......................................................................................             $   156,809
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ..............................................................                  22,240
           Fund administration fees (note 2) ..............................................................                   9,599
           Distribution and service fees - Investor Class Shares (note 3) .................................                   6,818
           Custody fees ...................................................................................                   3,700
           Registration and filing administration fees ....................................................                   5,861
           Fund accounting fees (note 2) ..................................................................                  36,000
           Audit fees .....................................................................................                  12,118
           Legal fees .....................................................................................                  12,107
           Securities pricing fees ........................................................................                   2,822
           Shareholder recordkeeping fees .................................................................                   9,000
           Other accounting fees (note 2) .................................................................                   2,400
           Shareholder servicing expenses .................................................................                   5,000
           Registration and filing expenses ...............................................................                   3,112
           Printing expenses ..............................................................................                   7,000
           Trustee fees and meeting expenses ..............................................................                   8,191
           Other operating expenses .......................................................................                   4,511
                                                                                                                        -----------

                Total expenses ............................................................................                 150,479
                                                                                                                        -----------

                Less:
                    Expense reimbursements (note 2) .......................................................                  (6,228)
                    Investment advisory fees waived (note 2) ..............................................                 (22,124)
                                                                                                                        -----------

                Net expenses ..............................................................................                 122,127
                                                                                                                        -----------

                    Net investment income .................................................................                  34,682
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ......................................................               1,005,091
      Decrease in unrealized appreciation on investments ..................................................                (183,661)
                                                                                                                        -----------

           Net realized and unrealized gain on investments ................................................                 821,430
                                                                                                                        -----------

                Net increase in net assets resulting from operations ......................................             $   856,112
                                                                                                                        ===========






See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended          Year ended
                                                                                                    November 30,        November 30,
                                                                                                        2000                1999
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment income .........................................................            $   34,682          $    5,857
          Net realized gain from investment transactions ................................             1,005,091             603,046
          (Decrease) increase in unrealized appreciation on investments .................              (183,661)            500,396
                                                                                                     ----------          ----------
              Net increase in net assets resulting from operations ......................               856,112           1,109,299
                                                                                                     ----------          ----------

     Distributions to shareholders from
          Net investment income - Institutional Class Shares ............................               (18,846)             (8,499)
          Net investment income - Investor Class Shares .................................                   (60)                  0
          Net realized gain from investment transactions - Institutional Class Shares ...              (433,714)                  0
          Net realized gain from investment transactions - Investor Class Shares ........               (77,460)                  0
                                                                                                     ----------          ----------
              Decrease in net assets resulting from distributions .......................              (530,080)             (8,499)
                                                                                                     ----------          ----------

     Capital share transactions
          Increase (decrease) in net assets resulting from capital share transactions (a)             1,134,231            (969,079)
                                                                                                     ----------          ----------

                      Total increase in net assets ......................................             1,460,263             131,721

NET ASSETS
     Beginning of year ..................................................................             6,828,139           6,696,418
                                                                                                     ----------          ----------

     End of year (including undistributed net investment income of $15,776 in 2000) .....            $8,288,402          $6,828,139
                                                                                                     ==========          ==========

(a) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                       Year ended                             Year ended
                                                                    November 30, 2000                      November 30, 1999
                                                               Shares              Value               Shares              Value
---------------------------------------------------------    -----------------------------------------------------------------------
               Institutional Class Shares
---------------------------------------------------------
Shares sold ..........................................           66,083          $1,167,659              68,421          $1,118,601
Shares issued for reinvestment of distributions ......           27,330             452,560                 529               8,501
Shares redeemed ......................................          (10,995)           (190,766)            (70,880)         (1,111,573)
                                                             ----------          ----------          ----------          ----------
     Net increase (decrease) .........................           82,418          $1,429,453              (1,930)         $   15,529
                                                             ==========          ==========          ==========          ==========
---------------------------------------------------------
                 Investor Class Shares
---------------------------------------------------------
Shares sold ..........................................            1,262          $   22,595               2,985          $   45,557
Shares issued for reinvestment of distributions ......            4,817              77,520                   0                   0
Shares redeemed ......................................          (22,796)           (395,337)            (66,673)         (1,030,165)
                                                             ----------          ----------          ----------          ----------
     Net decrease ....................................          (16,717)         $ (295,222)            (63,688)         $ (984,608)
                                                             ==========          ==========          ==========          ==========
---------------------------------------------------------
                     Fund Summary
---------------------------------------------------------
Shares sold ..........................................           67,345          $1,190,254              71,406          $1,164,158
Shares issued for reinvestment of distributions ......           32,147             530,080                 529               8,501
Shares redeemed ......................................          (33,791)           (586,103)           (137,553)         (2,141,738)
                                                             ----------          ----------          ----------          ----------
     Net increase (decrease) .........................           65,701          $1,134,231             (65,618)         $ (969,079)
                                                             ==========          ==========          ==========          ==========



See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                     Institutional Class Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                             Year ended    Year ended     Year ended     Year ended     Year ended
                                                            November 30,  November 30,   November 30,   November 30,   November 30,
                                                                2000          1999           1998           1997           1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .......................  $    16.80     $    14.21     $    18.20     $    13.99     $    12.16

      Income (loss) from investment operations
           Net investment income .........................        0.09           0.03           0.03           0.01           0.23
           Net realized and unrealized gain (loss)
               on investments ............................        1.99           2.58          (1.70)          4.60           2.08
                                                            ----------     ----------     ----------     ----------     ----------
               Total from investment operations ..........        2.08           2.61          (1.67)          4.61           2.31
                                                            ----------     ----------     ----------     ----------     ----------

      Distributions to shareholders from
           Net investment income .........................       (0.05)         (0.02)          0.00          (0.04)         (0.26)
           Distributions in excess of net investment income       0.00           0.00           0.00          (0.02)          0.00
           Net realized gain from investment transactions        (1.28)          0.00          (2.32)         (0.34)         (0.22)
                                                            ----------     ----------     ----------     ----------     ----------
               Total distributions .......................       (1.33)         (0.02)         (2.32)         (0.40)         (0.48)
                                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of year .............................  $    17.55     $    16.80     $    14.21     $    18.20     $    13.99
                                                            ==========     ==========     ==========     ==========     ==========

Total return .............................................       12.89 %        18.41 %       (10.94)%        33.92 %        19.57 %
                                                            ==========     ==========     ==========     ==========     ==========
Ratios/supplemental data
      Net assets, end of year ............................  $7,501,967     $5,796,478     $4,929,525     $5,311,416     $3,502,215
                                                            ==========     ==========     ==========     ==========     ==========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          1.87 %         2.81 %         2.60 %         2.92 %         3.70 %
           After expense reimbursements and waived fees           1.50 %         1.50 %         1.50 %         1.50 %         0.00 %

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees          0.17 %        (1.07)%        (0.93)%        (1.34)%        (1.77)%
           After expense reimbursements and waived fees           0.54 %         0.24 %         0.17 %         0.08 %         1.94 %

      Portfolio turnover rate ............................      105.27 %       114.00 %        89.04 %        66.30 %        82.30 %




See accompanying notes to financial statements                                                                           (Continued)


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        Investor Class Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                             Year ended    Year ended     Year ended     Year ended     Year ended
                                                            November 30,  November 30,   November 30,   November 30,   November 30,
                                                                2000          1999           1998           1997           1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .......................  $    16.41     $    13.96     $    18.04     $    13.96     $    12.09

      Income (loss) from investment operations
           Net investment (loss) income ..................       (0.04)         (0.11)         (0.09)         (0.05)          0.24
           Net realized and unrealized gain (loss)
               on investments ............................        1.95           2.56          (1.67)          4.53           2.06
                                                            ----------     ----------     ----------     ----------     ----------
               Total from investment operations ..........        1.91           2.45          (1.76)          4.48           2.30
                                                            ----------     ----------     ----------     ----------     ----------

      Distributions to shareholders from
           Net investment income .........................       (0.00)          0.00           0.00          (0.03)         (0.21)
           Distributions in excess of net investment income       0.00           0.00           0.00          (0.03)          0.00
           Net realized gain from investment transactions        (1.28)          0.00          (2.32)         (0.34)         (0.22)
                                                            ----------     ----------     ----------     ----------     ----------
               Total distributions .......................       (1.28)          0.00          (2.32)         (0.40)         (0.43)
                                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of year .............................  $    17.04     $    16.41     $    13.96     $    18.04     $    13.96
                                                            ==========     ==========     ==========     ==========     ==========

Total return (a) .........................................       12.17 %        17.55 %       (11.67)%        33.11 %        19.61 %
                                                            ==========     ==========     ==========     ==========     ==========
Ratios/supplemental data
      Net assets, end of year ............................  $  786,435     $1,031,661     $1,766,893     $1,873,942     $  746,136
                                                            ==========     ==========     ==========     ==========     ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          2.63 %         3.56 %         3.35 %         3.71 %         4.45 %
           After expense reimbursements and waived fees           2.25 %         2.25 %         2.25 %         2.25 %         0.00 %

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees         (0.57)%        (1.82)%        (1.67)%        (2.10)%        (2.50)%
           After expense reimbursements and waived fees          (0.19)%        (0.51)%        (0.57)%        (0.63)%         1.95 %

      Portfolio turnover rate ............................      105.27 %       114.00 %        89.04 %        66.30 %        82.30 %


(a)   Total return does not reflect payment of a sales charge.


See accompanying notes to financial statements


                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Mid-Cap Fund (the "Fund"), formerly known as the Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 27, 1995. The investment objective of the fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Class Shares and Investor Class Shares. Only Institutional Class Shares were offered by the Fund prior to April 7, 1995.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. FederalIncome Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

                  A reclassification adjustment of $3,618 has been made on the statement of assets and liabilities to increase undistributed net investment income and decrease undistributed net realized gain on investments.

                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         As a result of an inadvertent failure of the Board to renew the investment advisory agreement between the Trust and Capital Management Associates, Inc. (the "Advisor"), under which the Advisor provided advisory services to the Fund, the previous Investment Advisory Agreement lapsed on November 10, 1999. However, the Advisor continued, without compensation, to provide the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnished advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. On August 17, 2000 shareholders of the Fund voted on a new Investment Advisory Agreement that has been approved by the Board. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of all assets over the next $150 million, 0.85% of all assets over the next $250 million, and 0.80% of all assets over $500 million. The Advisor did not receive any advisory fees for the period from December 1, 1999 to August 16, 2000.

         The Advisor has contractually agreed to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares. The Advisor has reimbursed $6,228 of the operating expenses incurred by the Fund for the year ended November 30, 2000. The Advisor has voluntarily waived a portion of its fee amounting to $22,124 ($0.05 per share) for the year ended November 30, 2000.

         The Fund's administrator, The Nottingham Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million as well as a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000



         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended November 30, 2000, the Distributor retained sales charges in the amount of $47.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         As a result of an inadvertent failure of the Board to renew the 12b-1 Plan under which the Fund used a portion of its assets to pay for, among other things, the promotion and distribution of the Investor Class Shares, the previous 12b-1 Plan lapsed on November 10, 1999. Accordingly, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), shareholders of Investor Class Shares are required to vote on the proposed 12b-1 Plan. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         On August 17, 2000 the Investor Class shareholders approved a proposed plan which provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees to any person who sells Investor Class Shares may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets.

         The agreement allows that the Fund will reimburse or pay the Distributor for fees which have accumulated since the lapse of the original agreement to the date the new agreement was approved. For the year ending November 30, 2000, these accumulated fees are $5,073.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $7,442,381 and $7,308,349, respectively, for the year ended November 30, 2000.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term and short-term capital gain to its shareholders. Of the total $1.28 per share distribution for the year ended November 30, 2000, $0.07 represents long-term capital gain and the remaining $1.21 represents the short-term capital gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

Deloitte & Touche LLP
Princeton Forrestal Village
116-300 Village Boulevard
Princeton, New Jersey 08540

www.us.deloitte.com

                                                                    Deloitte
                                                                    & Touche

INDEPENDENT AUDITORS' REPORT



To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Mid-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Mid-Cap Fund (the "Fund") (a portfolio of Capital Management
Investment Trust), including the portfolio of investments, as of November 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Mid-Cap Fund as of November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche

January 2, 2001


--------
Deloitte
Touche
Tohmatsu
--------

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust



                           Institutional Class Shares



                                  Annual Report

                      FOR THE YEAR ENDED NOVEMBER 30, 2000







                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005



                        CAPITAL MANAGEMENT SMALL-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about Capital Management Small-Cap Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

[LETTERHEAD]
                          CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED

                       140 Broadway   New York, N.Y. 10005


INVESTMENT ADVISORS
                                                             TEL: (212) 320-2000
                                                             FAX: (212) 320-2040



                                            January 22, 2001



Dear Fellow Shareholders,

         The year 2000 witnessed a significant change in equity markets worldwide. U.S. companies started the year with strong earnings and favorable outlooks and ended the year with cautionary statements about the future. The markets wavered, and for the first time in many years indices closed the year in negative territory. We are happy to report to you that the Small-Cap fund returned 8.5% for the twelve-months ending November 30, 2000 and 12.4% for the calendar year.

         2000 was a difficult year for markets in general and technology in particular. Many of the best performing technology sectors of 1999 and early 2000 were significantly damaged through the summer and fall. The Internet, semiconductor and telecom sectors were hurt badly and, as a result, many equipment companies and service companies that relied on those sectors for growth also saw their share prices plunge. Reducing our weighting in technology was instrumental in helping us avoid the problems that sector experienced through the fall and into December. Conversely, energy prices continued to firm all year, with natural gas prices spiking as the weather turned cold. Our over weighted position in energy benefited greatly from the positive fundamentals in this group. Diversification is always important to us and during the year we were positioned defensively in anticipation of Fed tightening.

         The Federal Reserve has recently taken aggressive action by lowering the Federal Funds rate by 50 basis points, clearly signaling an important turning point in policy. But why did the Fed act so decisively in such a swift manner?

         It is interesting to note that just a few months ago the Fed was raising rates to fight inflation and now the conventional wisdom is that the Fed is currently lowering rates to prevent a full blown recession. However, in the past Chairman Greenspan has only initiated such a dramatic rate cut in the face of a significant financial crisis (1987 Stock Market Crash; 1991 Dessert Storm Crisis; 1995 Mexico Bailout; 1998 Pacific-Rim Currency Crisis). In contrast, he has repeatedly been willing to endure the pain associated with a mild recession in order to fight inflation.

         We believe that the Fed is now deeply concerned about the global economic slowdown and the increased probability that the California utility debacle will result in a financial bailout of some sort. The fact that these rate cuts will be stimulative to the U.S. economy is a collateral benefit that consumers and credit markets will eventually enjoy.

         Equity markets will enthusiastically welcome the Fed's rate cut when it becomes clear that a "hard landing" has been avoided. At this time, however, the tech-heavy NASDAQ remains under pressure and large-cap growth stocks continue to be out of favor. Defensive stocks (food, drugs, utilities) and cyclical companies (paper, energy) should enjoy the shift away from growth stocks into "value stocks" until a true revival in overall profit growth becomes evident. Simply stated, we expect the majority of the equity market to be under pressure for the first half of 2001.
      This period of consolidation in the equity markets represents an opportunity for value investors to purchase securities that had previously been considered overpriced.

         Investors appear to be searching for valuation levels that are sustainable. The collapse in technology and the contraction in market multiples for the sector has left a very uneven market, where the well known are still trading at premium valuations. There seems to be great uncertainty regarding the valuation of growth stocks. Our valuation approach remains the same, and we continue to seek those companies we feel are undervalued and underappreciated.

         Mid-cap and small-cap stocks have received more attention lately, and value investing is once again in favor. We continue to believe that attractive opportunities exist in these areas and within our discipline.

         We would like to thank you for your investment in the Capital Management Small-Cap fund and look forward to serving you in the upcoming year.



                                              /S/ Joseph A. Zock
                                             _______________________
                                             Joseph A. Zock
                                             President
                                             January 22, 2001

                        CAPITAL MANAGEMENT SMALL-CAP FUND
                              INSTITUTIONAL SHARES

                    Performance Update - $250,000 Investment

        For the period from January 12, 1999 (Commencement of Operations)
                              to November 30, 2000


[LINE GRAPH HERE]:

--------------------------------------------------------------------------------
                    Capital Management
                      Small-Cap Fund
                   Institutional Shares          S&P 600 Small-Cap Index
--------------------------------------------------------------------------------
  01/12/99               $250,000                       $250,000
  02/28/99                250,227                        225,531
  05/31/99                286,397                        249,462
  08/31/99                299,136                        249,843
  11/30/99                316,424                        260,905
  02/29/00                375,152                        310,076
  05/31/00                366,739                        284,822
  08/31/00                408,803                        320,335
  11/30/00                343,342                        280,929


This graph depicts the performance of the Capital Management Small-Cap Fund Institutional Shares versus the S&P 600 Small-Cap Index. It is important to note that the Capital Management Small-Cap Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                           Average Annual Total Return

                  --------------- ----------------------------
                                       Since Commencement
                      One Year       Of Operations (1/12/99)
                  --------------- ----------------------------
                       8.51 %               18.33 %
                  --------------- ----------------------------


>>   The graph  assumes an initial  $250,000  investment  at  January  12,  1999
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At November 30, 2000, the value of the Capital Management Small-Cap Fund Institutional Shares would have increased to $343,342 - a cumulative total investment return of 37.34% since January 12, 1999.

>>   At November  30,  2000,  the value of a similar  investment  in the S&P 600
     Small-Cap Index would have grown to $280,929 - a cumulative total investment return of 12.37% since January 12, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                         Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 84.23%

      Advertising - 2.57%
           True North Communications Inc. ..............................................                   400             $  14,275
                                                                                                                           ---------

      Apparel Manufacturing - 3.44%
      (a)  Tommy Hilfiger Corporation ..................................................                 1,600                19,100
                                                                                                                           ---------

      Biopharmaceuticals - 2.09%
      (a)  Geron Corporation ...........................................................                   700                11,594
                                                                                                                           ---------

      Chemicals - 3.93%
           Olin Corporation ............................................................                   750                12,984
           PolyOne Corporation .........................................................                 1,600                 8,900
                                                                                                                           ---------
                                                                                                                              21,884
                                                                                                                           ---------
      Computers - 0.89%
      (a)  Concurrent Computer Corporation .............................................                   500                 4,953
                                                                                                                           ---------

      Electrical Equipment - 4.96%
           Baldor Electric Company .....................................................                   750                16,219
      (a)  KEMET Corporation ...........................................................                   650                11,375
                                                                                                                           ---------
                                                                                                                              27,594
                                                                                                                           ---------
      Electronics - Semiconductor - 2.97%
           Helix Technology Corporation ................................................                   700                16,494
                                                                                                                           ---------

      Financial - Banks, Commercial - 2.61%
           Cullen/Frost Bankers, Inc. ..................................................                   450                14,512
                                                                                                                           ---------

      Financial - Banks, Money Center - 3.20%
           Compass Bancshares, Inc. ....................................................                   900                17,775
                                                                                                                           ---------

      Forest Products & Paper - 1.22%
           Pope & Talbot, Inc. .........................................................                   500                 6,813
                                                                                                                           ---------

      Industrial Materials Specialty - 2.13%
      (a)  Advanced Energy Industries, Inc. ............................................                   600                11,813
                                                                                                                           ---------

      Medical - Biotechnology - 4.93%
      (a)  Celgene Corporation .........................................................                   250                14,266
      (a)  Cephalon, Inc. ..............................................................                   285                13,181
                                                                                                                           ---------
                                                                                                                              27,447
                                                                                                                           ---------
      Medical - Hospital Management & Services - 3.06%
      (a)  Manor Care, Inc. ............................................................                 1,000                17,000
                                                                                                                           ---------


                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                         Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Oil & Gas - Equipment & Services - 8.02%
      (a)  Bolt Technology Corporation ................................................                  3,000             $  11,250
      (a)  Grant Prideco, Inc. ........................................................                    800                11,250
      (a)  Rowan Companies, Inc. ......................................................                    500                 9,937
           Tidewater Inc. .............................................................                    300                12,150
                                                                                                                           ---------
                                                                                                                              44,587
                                                                                                                           ---------
      Oil & Gas - Exploration - 13.04%
      (a)  Bellwether Exploration Company .............................................                  2,000                12,875
           Cabot Oil & Gas Corporation ................................................                    650                13,081
           EOG Resources, Inc. ........................................................                    450                19,097
      (a)  Neuvo Energy Company .......................................................                    800                12,800
      (a)  Newfield Exploration Company ...............................................                    400                14,600
                                                                                                                           ---------
                                                                                                                              72,453
                                                                                                                           ---------
      Real Estate Investment Trust - 2.63%
           Crown American Realty Trust ................................................                  2,750                14,609
                                                                                                                           ---------

      Restaurant & Food Services - 3.01%
      (a)  RARE Hospitality International, Inc. .......................................                    650                16,738
                                                                                                                           ---------

      Telecommunications - 2.46%
      (a)  Aware, Inc. ................................................................                    700                13,650
                                                                                                                           ---------

      Telecommunications Equipment - 0.74%
      (a)  ANTEC Corporation ..........................................................                    500                 4,094
                                                                                                                           ---------

      Transportation - Air - 6.38%
      (a)  AirTran Holdings, Inc. .....................................................                  3,000                17,625
           SkyWest, Inc. ..............................................................                    300                17,850
                                                                                                                           ---------
                                                                                                                              35,475
                                                                                                                           ---------
      Utilities - Electric - 3.79%
           Cleco Corporation ..........................................................                    450                21,066
                                                                                                                           ---------

      Utilities - Gas - 3.18%
           South Jersey Industries, Inc. ..............................................                    600                17,662
                                                                                                                           ---------

      Utilities - Water - 2.98%
           Philadelphia Suburban Corporation ..........................................                    700                16,581
                                                                                                                           ---------

           Total Common Stocks (Cost $466,268) ...............................................................               468,169
                                                                                                                           ---------



                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 9.65%

      Evergreen Money Market Institutional Money
           Market Fund Institutional Service Shares .....................................               26,815             $  26,815
      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares .....................................               26,815                26,815
                                                                                                                           ---------

           Total Investment Companies (Cost $53,630) .........................................................                53,630
                                                                                                                           ---------


Total Value of Investments (Cost $519,898 (b)) ..........................................                93.88%            $ 521,799
Other Assets Less Liabilities ...........................................................                 6.12%               34,013
                                                                                                        ------             ---------
      Net Assets ........................................................................               100.00%            $ 555,812
                                                                                                        ======             =========


      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ...........................................................................             $ 61,692
           Unrealized depreciation ...........................................................................              (59,791)
                                                                                                                           --------

                       Net unrealized appreciation ...........................................................             $  1,901
                                                                                                                           ========





















See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          November 30, 2000


ASSETS
      Investments, at value (cost $519,898) ..............................................................                $ 521,799
      Cash ...............................................................................................                   19,078
      Income receivable ..................................................................................                    1,250
      Receivable for investments sold ....................................................................                   25,020
      Due from advisor (note 2) ..........................................................................                    7,492
                                                                                                                          ---------

           Total assets ..................................................................................                  574,639
                                                                                                                          ---------

LIABILITIES
      Accrued expenses ...................................................................................                   18,827
                                                                                                                          ---------

NET ASSETS ...............................................................................................                $ 555,812
                                                                                                                          =========

NET ASSETS CONSIST OF
      Paid-in capital ....................................................................................                $ 571,280
      Undistributed net investment income ................................................................                      538
      Accumulated net realized loss on investments .......................................................                  (17,907)
      Net unrealized appreciation on investments .........................................................                    1,901
                                                                                                                          ---------
                                                                                                                          $ 555,812
                                                                                                                          =========

INSTITUTIONAL CLASS SHARES
      Net asset value, offering and redemption price per share
           ($488,093 / 37,365 shares outstanding) ........................................................                $   13.06
                                                                                                                          =========

INVESTOR CLASS SHARES
      Net asset value, offering and redemption price per share
           ($67,719 / 5,264 shares outstanding) ..........................................................                $   12.86
                                                                                                                          =========
      Maximum offering price per share (100 / 97% of $12.86) .............................................                $   13.26
                                                                                                                          =========














See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2000


NET INVESTMENT INCOME

      Income
           Dividends ........................................................................................             $   7,521
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ................................................................                 4,291
           Fund administration fees (note 2) ................................................................                   536
           Distribution and service fees - Investor Class Shares (note 3) ...................................                   534
           Custody fees .....................................................................................                 4,000
           Registration and filing administration fees (note 2) .............................................                   738
           Fund accounting fees (note 2) ....................................................................                36,000
           Audit fees .......................................................................................                11,684
           Legal fees .......................................................................................                11,011
           Securities pricing fees ..........................................................................                 2,863
           Shareholder recordkeeping fees ...................................................................                 9,000
           Other accounting fees (note 2) ...................................................................                11,464
           Shareholder servicing expenses ...................................................................                 1,800
           Registration and filing expenses .................................................................                 1,280
           Printing expenses ................................................................................                 4,000
           Trustee fees and meeting expenses ................................................................                 3,076
           Other operating expenses .........................................................................                 2,599
                                                                                                                          ---------

                Total expenses ..............................................................................               104,876
                                                                                                                          ---------

                Less:
                    Expense reimbursements (note 2) .........................................................               (93,602)
                    Investment advisory fees waived (note 2) ................................................                (4,291)
                                                                                                                          ---------

                Net expenses ................................................................................                 6,983
                                                                                                                          ---------

                    Net investment income ...................................................................                   538
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ........................................................               (17,919)
      Decrease in unrealized appreciation on investments ....................................................               (11,363)
                                                                                                                          ---------

           Net realized and unrealized loss on investments ..................................................               (29,282)
                                                                                                                          ---------

                Net decrease in net assets resulting from operations ........................................             $ (28,744)
                                                                                                                          =========






See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Year ended        Period ended
                                                                                                     November 30,       November 30,
                                                                                                         2000             1999 (b)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
     Operations
          Net investment income (loss) ....................................................            $     538          $    (625)
          Net realized (loss) gain from investment transactions ...........................              (17,919)            28,917
          (Decrease) increase in unrealized appreciation on investments ...................              (11,363)            13,264
                                                                                                       ---------          ---------
              Net (decrease) increase in net assets resulting from operations .............              (28,744)            41,556
                                                                                                       ---------          ---------

     Distributions to shareholders from
          Net realized gain from investment transactions - Institutional Class Shares .....              (19,440)                 0
          Net realized gain from investment transactions - Investor Class Shares ..........               (8,840)                 0
                                                                                                       ---------          ---------
              Decrease in net assets resulting from distributions .........................              (28,280)                 0
                                                                                                       ---------          ---------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) ............              391,228            180,052
                                                                                                       ---------          ---------

                      Total increase in net assets ........................................              334,204            221,608

NET ASSETS
     Beginning of period ..................................................................              221,608                  0
                                                                                                       ---------          ---------

     End of period (including undistributed net investment income of $538 in 2000) ........            $ 555,812          $ 221,608
                                                                                                       =========          =========



(a) A summary of capital share activity follows:
                                                                --------------------------------------------------------------------
                                                                          Year ended                           Period ended
                                                                       November 30, 2000                  November 30, 1999 (b)
                                                                   Shares             Value             Shares              Value
--------------------------------------------------------        --------------------------------------------------------------------
               Institutional Class Shares
--------------------------------------------------------
Shares sold ............................................            29,337          $ 426,427             11,411          $ 130,052
Shares issued for reinvestment of distributions ........             1,558             19,440                  0                  0
Shares redeemed ........................................            (4,941)           (63,479)                 0                  0
                                                                 ---------          ---------          ---------          ---------
     Net increase ......................................            25,954          $ 382,388             11,411          $ 130,052
                                                                 =========          =========          =========          =========
--------------------------------------------------------
                 Investor Class Shares
--------------------------------------------------------
Shares sold ............................................                 0          $       0              4,550          $  50,000
Shares issued for reinvestment of distributions ........               714              8,840                  0                  0
Shares redeemed ........................................                 0                  0                  0                  0
                                                                 ---------          ---------          ---------          ---------
     Net increase ......................................               714          $   8,840              4,550          $  50,000
                                                                 =========          =========          =========          =========
--------------------------------------------------------
                     Fund Summary
--------------------------------------------------------
Shares sold ............................................            29,337          $ 426,427             15,961          $ 180,052
Shares issued for reinvestment of distributions ........             2,272             28,280                  0                  0
Shares redeemed ........................................            (4,941)           (63,479)                 0                  0
                                                                 ---------          ---------          ---------          ---------
     Net increase ......................................            26,668          $ 391,228             15,961          $ 180,052
                                                                 =========          =========          =========          =========

(b) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.


See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     Institutional Class Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Year ended          Period ended
                                                                                                 November 30,         November 30,
                                                                                                     2000               1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................................................         $   13.91          $   10.99

      Income from investment operations
           Net investment income (loss) ..................................................              0.03              (0.01)
           Net realized and unrealized gain on investments ...............................              1.06               2.93
                                                                                                   ---------          ---------

                Total from investment operations .........................................              1.09               2.92
                                                                                                   ---------          ---------

      Distributions to shareholders from
           Net realized gain from investment transactions ................................             (1.94)              0.00
                                                                                                   ---------          ---------

Net asset value, end of period ...........................................................         $   13.06          $   13.91
                                                                                                   =========          =========

Total return .............................................................................              8.51 %            26.57 %
                                                                                                   =========          =========

Ratios/supplemental data
      Net assets, end of period .........................................................          $ 488,093          $ 158,754
                                                                                                   =========          =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ................................              24.48 %            55.71 %(b)
           After expense reimbursements and waived fees .................................               1.50 %             1.50 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ................................             (22.72)%           (54.36)%(b)
           After expense reimbursements and waived fees .................................               0.27 %            (0.15)%(b)

      Portfolio turnover rate ...........................................................             131.47 %           145.58 %


(a)   For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.
(b)   Annualized.









See accompanying notes to financial statements                                                                           (Continued)


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       Investor Class Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Year ended          Period ended
                                                                                                 November 30,         November 30,
                                                                                                     2000               1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................................................         $  13.82            $  10.99

      Income from investment operations
           Net investment loss ...........................................................            (0.08)              (0.10)
           Net realized and unrealized gain on investments ...............................             1.06                2.93
                                                                                                   --------            --------

                Total from investment operations .........................................             0.98                2.83
                                                                                                   --------            --------

      Distributions to shareholders from
           Net realized gain from investment transactions ................................            (1.94)               0.00
                                                                                                   --------            --------

Net asset value, end of period ...........................................................         $  12.86            $  13.82
                                                                                                   ========            ========


Total return (b) .........................................................................             7.67 %             25.75 %
                                                                                                   ========            ========

Ratios/supplemental data
      Net assets, end of period ......................................................             $ 67,719            $ 62,854
                                                                                                   ========            ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .............................                24.24 %             56.45 %(c)
           After expense reimbursements and waived fees ..............................                 2.25 %              2.25 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .............................               (22.55)%            (55.11)%(c)
           After expense reimbursements and waived fees ..............................                (0.56)%             (0.91)%(c)

      Portfolio turnover rate ........................................................               131.47 %            145.58 %


(a) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.
(b) Total return does not reflect payment of a sales charge.
(c) Annualized.











See accompanying notes to financial statements


                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Small-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.





                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and has contractually agreed to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $4,291 ($0.14 per share) and reimbursed $93,602 of the operating expenses incurred by the Fund for the year ended November 30, 2000.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.


                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000


         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2000 the Distributor did not retain any sales charges.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, and the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees to any person who sells Investor Class Shares may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $534 of such expenses for the year ended November 30, 2000.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $794,295 and $467,439, respectively, for the year ended November 30, 2000.

Deloitte & Touche LLP
Princeton Forrestal Village
116-300 Village Boulevard
Princeton, New Jersey 08540

www.us.deloitte.com

                                                                    Deloitte
                                                                    & Touche


INDEPENDENT AUDITORS' REPORT



To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Small-Cap Fund (the "Fund") (a portfolio of Capital Management Investment Trust), including the portfolio of investments, as of November 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Small-Cap Fund as of November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.






/s/ Deloitte & Touche

January 2, 2001


--------
Deloitte
Touche
Tohmatsu
--------

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust



                              Investor Class Shares



                                  Annual Report

                      FOR THE YEAR ENDED NOVEMBER 30, 2000







                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005



                        CAPITAL MANAGEMENT SMALL-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about Capital Management Small-Cap Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

[LETTERHEAD]
                          CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED

                       140 Broadway   New York, N.Y. 10005


INVESTMENT ADVISORS
                                                             TEL: (212) 320-2000
                                                             FAX: (212) 320-2040



                                            January 22, 2001



Dear Fellow Shareholders,

         The year 2000 witnessed a significant change in equity markets worldwide. U.S. companies started the year with strong earnings and favorable outlooks and ended the year with cautionary statements about the future. The markets wavered, and for the first time in many years indices closed the year in negative territory. We are happy to report to you that the Small-Cap fund returned 7.6% for the twelve-months ending November 30, 2000 and 11.6% for the calendar year.

         2000 was a difficult year for markets in general and technology in particular. Many of the best performing technology sectors of 1999 and early 2000 were significantly damaged through the summer and fall. The Internet, semiconductor and telecom sectors were hurt badly and, as a result, many equipment companies and service companies that relied on those sectors for growth also saw their share prices plunge. Reducing our weighting in technology was instrumental in helping us avoid the problems that sector experienced through the fall and into December. Conversely, energy prices continued to firm all year, with natural gas prices spiking as the weather turned cold. Our over weighted position in energy benefited greatly from the positive fundamentals in this group. Diversification is always important to us and during the year we were positioned defensively in anticipation of Fed tightening.

         The Federal Reserve has recently taken aggressive action by lowering the Federal Funds rate by 50 basis points, clearly signaling an important turning point in policy. But why did the Fed act so decisively in such a swift manner?

         It is interesting to note that just a few months ago the Fed was raising rates to fight inflation and now the conventional wisdom is that the Fed is currently lowering rates to prevent a full blown recession. However, in the past Chairman Greenspan has only initiated such a dramatic rate cut in the face of a significant financial crisis (1987 Stock Market Crash; 1991 Dessert Storm Crisis; 1995 Mexico Bailout; 1998 Pacific-Rim Currency Crisis). In contrast, he has repeatedly been willing to endure the pain associated with a mild recession in order to fight inflation.

         We believe that the Fed is now deeply concerned about the global economic slowdown and the increased probability that the California utility debacle will result in a financial bailout of some sort. The fact that these rate cuts will be stimulative to the U.S. economy is a collateral benefit that consumers and credit markets will eventually enjoy.

         Equity markets will enthusiastically welcome the Fed's rate cut when it becomes clear that a "hard landing" has been avoided. At this time, however, the tech-heavy NASDAQ remains under pressure and large-cap growth stocks continue to be out of favor. Defensive stocks (food, drugs, utilities) and cyclical companies (paper, energy) should enjoy the shift away from growth stocks into "value stocks" until a true revival in overall profit growth becomes evident. Simply stated, we expect the majority of the equity market to be under pressure for the first half of 2001.
      This period of consolidation in the equity markets represents an opportunity for value investors to purchase securities that had previously been considered overpriced.

         Investors appear to be searching for valuation levels that are sustainable. The collapse in technology and the contraction in market multiples for the sector has left a very uneven market, where the well known are still trading at premium valuations. There seems to be great uncertainty regarding the valuation of growth stocks. Our valuation approach remains the same, and we continue to seek those companies we feel are undervalued and underappreciated.

         Mid-cap and small-cap stocks have received more attention lately, and value investing is once again in favor. We continue to believe that attractive opportunities exist in these areas and within our discipline.

         We would like to thank you for your investment in the Capital Management Small-Cap fund and look forward to serving you in the upcoming year.



                                              /S/ Joseph A. Zock
                                             _______________________
                                             Joseph A. Zock
                                             President
                                             January 22, 2001

                        CAPITAL MANAGEMENT SMALL-CAP FUND
                                 INVESTOR SHARES

                     Performance Update - $10,000 Investment

        For the period from January 12, 1999 (Commencement of Operations)
                              to November 30, 2000


[LINE GRAPH HERE]:

--------------------------------------------------------------------------------
                 Capital Management
                   Small-Cap Fund
                   Investor Shares             S&P 600 Small-Cap Index
--------------------------------------------------------------------------------

   01/12/99            $ 9,700                        10,000
   02/28/99              9,691                         9,021
   05/31/99             11,077                         9,978
   08/31/99             11,545                         9,994
   11/30/99             12,198                        10,436
   02/29/00             14,441                        12,403
   05/31/00             14,083                        11,393
   08/31/00             15,666                        12,813
   11/30/00             13,133                        11,237


This graph depicts the performance of the Capital Management Small-Cap Fund Investor Shares versus the S&P 600 Small-Cap Index. It is important to note that the Capital Management Small-Cap Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                           Average Annual Total Return

   ------------------------------ ------------- ----------------------------
                                                     Since Commencement
                                    One Year       of Operations (4/7/95)
   ------------------------------ ------------- ----------------------------
            No Sales Load             7.67 %               17.44 %
   ------------------------------ ------------- ----------------------------
      3.00% Maximum Sales Load        4.44 %               15.56 %
   ------------------------------ ------------- ----------------------------


>> The graph assumes an initial $10,000 investment ($9,700 after maximum sales load of 3.00%) at January 12, 1999 (commencement of operations). All dividends and distributions are reinvested.

>> At November 30, 2000, the value of the Capital Management Small-Cap Fund Investor Shares would have increased to $13,133 - a cumulative total investment return of 31.33% since January 12, 1999. Without the deduction of the 3.00% maximum sales load, the value of the Capital Management Small-Cap Fund Investor Shares would have increased to $13,540 - a cumulative total investment return of 35.40% since January 12, 1999. The sales load may be reduced or eliminated for larger purchases.

>> At November 30, 2000, the value of a similar investment in the S&P 600 Small-Cap Index would have grown to $11,237 - a cumulative total investment return of 12.37% since January 12, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                         Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 84.23%

      Advertising - 2.57%
           True North Communications Inc. ..............................................                   400             $  14,275
                                                                                                                           ---------

      Apparel Manufacturing - 3.44%
      (a)  Tommy Hilfiger Corporation ..................................................                 1,600                19,100
                                                                                                                           ---------

      Biopharmaceuticals - 2.09%
      (a)  Geron Corporation ...........................................................                   700                11,594
                                                                                                                           ---------

      Chemicals - 3.93%
           Olin Corporation ............................................................                   750                12,984
           PolyOne Corporation .........................................................                 1,600                 8,900
                                                                                                                           ---------
                                                                                                                              21,884
                                                                                                                           ---------
      Computers - 0.89%
      (a)  Concurrent Computer Corporation .............................................                   500                 4,953
                                                                                                                           ---------

      Electrical Equipment - 4.96%
           Baldor Electric Company .....................................................                   750                16,219
      (a)  KEMET Corporation ...........................................................                   650                11,375
                                                                                                                           ---------
                                                                                                                              27,594
                                                                                                                           ---------
      Electronics - Semiconductor - 2.97%
           Helix Technology Corporation ................................................                   700                16,494
                                                                                                                           ---------

      Financial - Banks, Commercial - 2.61%
           Cullen/Frost Bankers, Inc. ..................................................                   450                14,512
                                                                                                                           ---------

      Financial - Banks, Money Center - 3.20%
           Compass Bancshares, Inc. ....................................................                   900                17,775
                                                                                                                           ---------

      Forest Products & Paper - 1.22%
           Pope & Talbot, Inc. .........................................................                   500                 6,813
                                                                                                                           ---------

      Industrial Materials Specialty - 2.13%
      (a)  Advanced Energy Industries, Inc. ............................................                   600                11,813
                                                                                                                           ---------

      Medical - Biotechnology - 4.93%
      (a)  Celgene Corporation .........................................................                   250                14,266
      (a)  Cephalon, Inc. ..............................................................                   285                13,181
                                                                                                                           ---------
                                                                                                                              27,447
                                                                                                                           ---------
      Medical - Hospital Management & Services - 3.06%
      (a)  Manor Care, Inc. ............................................................                 1,000                17,000
                                                                                                                           ---------


                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                         Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Oil & Gas - Equipment & Services - 8.02%
      (a)  Bolt Technology Corporation ................................................                  3,000             $  11,250
      (a)  Grant Prideco, Inc. ........................................................                    800                11,250
      (a)  Rowan Companies, Inc. ......................................................                    500                 9,937
           Tidewater Inc. .............................................................                    300                12,150
                                                                                                                           ---------
                                                                                                                              44,587
                                                                                                                           ---------
      Oil & Gas - Exploration - 13.04%
      (a)  Bellwether Exploration Company .............................................                  2,000                12,875
           Cabot Oil & Gas Corporation ................................................                    650                13,081
           EOG Resources, Inc. ........................................................                    450                19,097
      (a)  Neuvo Energy Company .......................................................                    800                12,800
      (a)  Newfield Exploration Company ...............................................                    400                14,600
                                                                                                                           ---------
                                                                                                                              72,453
                                                                                                                           ---------
      Real Estate Investment Trust - 2.63%
           Crown American Realty Trust ................................................                  2,750                14,609
                                                                                                                           ---------

      Restaurant & Food Services - 3.01%
      (a)  RARE Hospitality International, Inc. .......................................                    650                16,738
                                                                                                                           ---------

      Telecommunications - 2.46%
      (a)  Aware, Inc. ................................................................                    700                13,650
                                                                                                                           ---------

      Telecommunications Equipment - 0.74%
      (a)  ANTEC Corporation ..........................................................                    500                 4,094
                                                                                                                           ---------

      Transportation - Air - 6.38%
      (a)  AirTran Holdings, Inc. .....................................................                  3,000                17,625
           SkyWest, Inc. ..............................................................                    300                17,850
                                                                                                                           ---------
                                                                                                                              35,475
                                                                                                                           ---------
      Utilities - Electric - 3.79%
           Cleco Corporation ..........................................................                    450                21,066
                                                                                                                           ---------

      Utilities - Gas - 3.18%
           South Jersey Industries, Inc. ..............................................                    600                17,662
                                                                                                                           ---------

      Utilities - Water - 2.98%
           Philadelphia Suburban Corporation ..........................................                    700                16,581
                                                                                                                           ---------

           Total Common Stocks (Cost $466,268) ...............................................................               468,169
                                                                                                                           ---------



                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 2000


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 9.65%

      Evergreen Money Market Institutional Money
           Market Fund Institutional Service Shares .....................................               26,815             $  26,815
      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares .....................................               26,815                26,815
                                                                                                                           ---------

           Total Investment Companies (Cost $53,630) .........................................................                53,630
                                                                                                                           ---------


Total Value of Investments (Cost $519,898 (b)) ..........................................                93.88%            $ 521,799
Other Assets Less Liabilities ...........................................................                 6.12%               34,013
                                                                                                        ------             ---------
      Net Assets ........................................................................               100.00%            $ 555,812
                                                                                                        ======             =========


      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ...........................................................................             $ 61,692
           Unrealized depreciation ...........................................................................              (59,791)
                                                                                                                           --------

                       Net unrealized appreciation ...........................................................             $  1,901
                                                                                                                           ========





















See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          November 30, 2000


ASSETS
      Investments, at value (cost $519,898) ..............................................................                $ 521,799
      Cash ...............................................................................................                   19,078
      Income receivable ..................................................................................                    1,250
      Receivable for investments sold ....................................................................                   25,020
      Due from advisor (note 2) ..........................................................................                    7,492
                                                                                                                          ---------

           Total assets ..................................................................................                  574,639
                                                                                                                          ---------

LIABILITIES
      Accrued expenses ...................................................................................                   18,827
                                                                                                                          ---------

NET ASSETS ...............................................................................................                $ 555,812
                                                                                                                          =========

NET ASSETS CONSIST OF
      Paid-in capital ....................................................................................                $ 571,280
      Undistributed net investment income ................................................................                      538
      Accumulated net realized loss on investments .......................................................                  (17,907)
      Net unrealized appreciation on investments .........................................................                    1,901
                                                                                                                          ---------
                                                                                                                          $ 555,812
                                                                                                                          =========

INSTITUTIONAL CLASS SHARES
      Net asset value, offering and redemption price per share
           ($488,093 / 37,365 shares outstanding) ........................................................                $   13.06
                                                                                                                          =========

INVESTOR CLASS SHARES
      Net asset value, offering and redemption price per share
           ($67,719 / 5,264 shares outstanding) ..........................................................                $   12.86
                                                                                                                          =========
      Maximum offering price per share (100 / 97% of $12.86) .............................................                $   13.26
                                                                                                                          =========














See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 2000


NET INVESTMENT INCOME

      Income
           Dividends ........................................................................................             $   7,521
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ................................................................                 4,291
           Fund administration fees (note 2) ................................................................                   536
           Distribution and service fees - Investor Class Shares (note 3) ...................................                   534
           Custody fees .....................................................................................                 4,000
           Registration and filing administration fees (note 2) .............................................                   738
           Fund accounting fees (note 2) ....................................................................                36,000
           Audit fees .......................................................................................                11,684
           Legal fees .......................................................................................                11,011
           Securities pricing fees ..........................................................................                 2,863
           Shareholder recordkeeping fees ...................................................................                 9,000
           Other accounting fees (note 2) ...................................................................                11,464
           Shareholder servicing expenses ...................................................................                 1,800
           Registration and filing expenses .................................................................                 1,280
           Printing expenses ................................................................................                 4,000
           Trustee fees and meeting expenses ................................................................                 3,076
           Other operating expenses .........................................................................                 2,599
                                                                                                                          ---------

                Total expenses ..............................................................................               104,876
                                                                                                                          ---------

                Less:
                    Expense reimbursements (note 2) .........................................................               (93,602)
                    Investment advisory fees waived (note 2) ................................................                (4,291)
                                                                                                                          ---------

                Net expenses ................................................................................                 6,983
                                                                                                                          ---------

                    Net investment income ...................................................................                   538
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions ........................................................               (17,919)
      Decrease in unrealized appreciation on investments ....................................................               (11,363)
                                                                                                                          ---------

           Net realized and unrealized loss on investments ..................................................               (29,282)
                                                                                                                          ---------

                Net decrease in net assets resulting from operations ........................................             $ (28,744)
                                                                                                                          =========






See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Year ended        Period ended
                                                                                                     November 30,       November 30,
                                                                                                         2000             1999 (b)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
     Operations
          Net investment income (loss) ....................................................            $     538          $    (625)
          Net realized (loss) gain from investment transactions ...........................              (17,919)            28,917
          (Decrease) increase in unrealized appreciation on investments ...................              (11,363)            13,264
                                                                                                       ---------          ---------
              Net (decrease) increase in net assets resulting from operations .............              (28,744)            41,556
                                                                                                       ---------          ---------

     Distributions to shareholders from
          Net realized gain from investment transactions - Institutional Class Shares .....              (19,440)                 0
          Net realized gain from investment transactions - Investor Class Shares ..........               (8,840)                 0
                                                                                                       ---------          ---------
              Decrease in net assets resulting from distributions .........................              (28,280)                 0
                                                                                                       ---------          ---------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) ............              391,228            180,052
                                                                                                       ---------          ---------

                      Total increase in net assets ........................................              334,204            221,608

NET ASSETS
     Beginning of period ..................................................................              221,608                  0
                                                                                                       ---------          ---------

     End of period (including undistributed net investment income of $538 in 2000) ........            $ 555,812          $ 221,608
                                                                                                       =========          =========



(a) A summary of capital share activity follows:
                                                                --------------------------------------------------------------------
                                                                          Year ended                           Period ended
                                                                       November 30, 2000                  November 30, 1999 (b)
                                                                   Shares             Value             Shares              Value
--------------------------------------------------------        --------------------------------------------------------------------
               Institutional Class Shares
--------------------------------------------------------
Shares sold ............................................            29,337          $ 426,427             11,411          $ 130,052
Shares issued for reinvestment of distributions ........             1,558             19,440                  0                  0
Shares redeemed ........................................            (4,941)           (63,479)                 0                  0
                                                                 ---------          ---------          ---------          ---------
     Net increase ......................................            25,954          $ 382,388             11,411          $ 130,052
                                                                 =========          =========          =========          =========
--------------------------------------------------------
                 Investor Class Shares
--------------------------------------------------------
Shares sold ............................................                 0          $       0              4,550          $  50,000
Shares issued for reinvestment of distributions ........               714              8,840                  0                  0
Shares redeemed ........................................                 0                  0                  0                  0
                                                                 ---------          ---------          ---------          ---------
     Net increase ......................................               714          $   8,840              4,550          $  50,000
                                                                 =========          =========          =========          =========
--------------------------------------------------------
                     Fund Summary
--------------------------------------------------------
Shares sold ............................................            29,337          $ 426,427             15,961          $ 180,052
Shares issued for reinvestment of distributions ........             2,272             28,280                  0                  0
Shares redeemed ........................................            (4,941)           (63,479)                 0                  0
                                                                 ---------          ---------          ---------          ---------
     Net increase ......................................            26,668          $ 391,228             15,961          $ 180,052
                                                                 =========          =========          =========          =========

(b) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.


See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     Institutional Class Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Year ended          Period ended
                                                                                                 November 30,         November 30,
                                                                                                     2000               1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................................................         $   13.91          $   10.99

      Income from investment operations
           Net investment income (loss) ..................................................              0.03              (0.01)
           Net realized and unrealized gain on investments ...............................              1.06               2.93
                                                                                                   ---------          ---------

                Total from investment operations .........................................              1.09               2.92
                                                                                                   ---------          ---------

      Distributions to shareholders from
           Net realized gain from investment transactions ................................             (1.94)              0.00
                                                                                                   ---------          ---------

Net asset value, end of period ...........................................................         $   13.06          $   13.91
                                                                                                   =========          =========

Total return .............................................................................              8.51 %            26.57 %
                                                                                                   =========          =========

Ratios/supplemental data
      Net assets, end of period .........................................................          $ 488,093          $ 158,754
                                                                                                   =========          =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ................................              24.48 %            55.71 %(b)
           After expense reimbursements and waived fees .................................               1.50 %             1.50 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ................................             (22.72)%           (54.36)%(b)
           After expense reimbursements and waived fees .................................               0.27 %            (0.15)%(b)

      Portfolio turnover rate ...........................................................             131.47 %           145.58 %


(a)   For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.
(b)   Annualized.









See accompanying notes to financial statements                                                                           (Continued)


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       Investor Class Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Year ended          Period ended
                                                                                                 November 30,         November 30,
                                                                                                     2000               1999 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................................................         $  13.82            $  10.99

      Income from investment operations
           Net investment loss ...........................................................            (0.08)              (0.10)
           Net realized and unrealized gain on investments ...............................             1.06                2.93
                                                                                                   --------            --------

                Total from investment operations .........................................             0.98                2.83
                                                                                                   --------            --------

      Distributions to shareholders from
           Net realized gain from investment transactions ................................            (1.94)               0.00
                                                                                                   --------            --------

Net asset value, end of period ...........................................................         $  12.86            $  13.82
                                                                                                   ========            ========


Total return (b) .........................................................................             7.67 %             25.75 %
                                                                                                   ========            ========

Ratios/supplemental data
      Net assets, end of period ......................................................             $ 67,719            $ 62,854
                                                                                                   ========            ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .............................                24.24 %             56.45 %(c)
           After expense reimbursements and waived fees ..............................                 2.25 %              2.25 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .............................               (22.55)%            (55.11)%(c)
           After expense reimbursements and waived fees ..............................                (0.56)%             (0.91)%(c)

      Portfolio turnover rate ........................................................               131.47 %            145.58 %


(a) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.
(b) Total return does not reflect payment of a sales charge.
(c) Annualized.











See accompanying notes to financial statements


                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Small-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Shares and Investor Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.





                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000



         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and has contractually agreed to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class Shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares. There can be no assurance that the foregoing voluntary fee waivers will continue. The Advisor has voluntarily waived its fee amounting to $4,291 ($0.14 per share) and reimbursed $93,602 of the operating expenses incurred by the Fund for the year ended November 30, 2000.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.


                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 2000


         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 2000 the Distributor did not retain any sales charges.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, and the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees to any person who sells Investor Class Shares may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $534 of such expenses for the year ended November 30, 2000.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $794,295 and $467,439, respectively, for the year ended November 30, 2000.

Deloitte & Touche LLP
Princeton Forrestal Village
116-300 Village Boulevard
Princeton, New Jersey 08540

www.us.deloitte.com

                                                                    Deloitte
                                                                    & Touche


INDEPENDENT AUDITORS' REPORT



To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Small-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Small-Cap Fund (the "Fund") (a portfolio of Capital Management Investment Trust), including the portfolio of investments, as of November 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Small-Cap Fund as of November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.






/s/ Deloitte & Touche

January 2, 2001


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Deloitte
Touche
Tohmatsu
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